Consolidated Statements of Shareholders' Equity Deficit - USD ($) $ in Thousands	Total	Common Shares	Treasury Stock	Warrants	Additional Paid-in-Capital	Accumulated Equity (Deficit)	Accumulated Other Comprehensive Loss
Temporary equity beginning balance (in shares) at Dec. 31, 2018	7,479,862
Temporary equity beginning balance at Dec. 31, 2018	$ 68,533
Increase (Decrease) in Temporary Equity [Roll Forward]
Issuance of preferred shares (in shares)	3,020,578
Issuance of preferred shares	$ 24,951
Temporary equity ending balance (in shares) at Dec. 31, 2019	10,500,440
Temporary equity ending balance at Dec. 31, 2019	$ 93,484
Balance at beginning of period (in shares) at Dec. 31, 2018		1,481,926	0
Balance at beginning of period at Dec. 31, 2018		$ 8		$ 191	$ 30,947	$ (99,697)	$ (6,931)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	$ (21,533)					(21,533)
Shares issued for options exercises (in shares)	22,322	22,325
Shares issued for options exercises	$ 35				35
Share-based compensation	354
Warrants issued	0			507	(507)
Foreign currency translation adjustment	(19)						(19)
Balance at end of period (in shares) at Dec. 31, 2019		1,504,251	0
Balance at end of period at Dec. 31, 2019	(96,645)	$ 8		698	30,829	(121,230)	(6,950)
Total equity and temporary equity at beginning of period at Dec. 31, 2018	(6,949)
Total equity and temporary equity at end of period at Dec. 31, 2019	$ (3,161)
Increase (Decrease) in Temporary Equity [Roll Forward]
Issuance of preferred shares (in shares)	102,777
Issuance of preferred shares	$ 788
Temporary equity, conversion of preferred shares (in shares)	(10,603,217)
Temporary equity, conversion of preferred shares	$ (94,272)
Temporary equity ending balance (in shares) at Dec. 31, 2020	0
Temporary equity ending balance at Dec. 31, 2020	$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(26,810)					(26,810)
Shares issued in transaction (in shares)		12,336,913
Shares issued	83,902	$ 12			83,890
Conversion of debt (in shares)		1,924,995
Conversion of debt	13,090	$ 2			13,088
Conversion of preferred shares (in shares)		14,866,151
Conversion of preferred shares		$ 15			94,257
Issuance of common shares in connection with merger (in shares)		1,015,983
Issuance of common shares in connection with merger	0	$ 1			(1)
Exercise of warrants (in shares)		7,635
Exercise of warrants	$ 12			12
Shares issued for options exercises (in shares)	160,090	160,092
Shares issued for options exercises	$ 313				313
Share-based compensation	380
Purchase of treasury stock (in shares)		67,188	67,188
Purchase of treasury stock	(892)					(892)
Issuance of treasury stock for options exercise (in shares)		67,188	67,188
Issuance of treasury stock for options exercise	657					657
Warrants issued	1,439			1,904	(465)
Stock offering expense	(3,658)				(3,658)
Foreign currency translation adjustment	22						22
Consideration paid in merger	(5,000)				(5,000)
Adjustments related to merger	(15)	$ (6)			(9)
Balance at end of period (in shares) at Dec. 31, 2020		31,816,020	0
Balance at end of period at Dec. 31, 2020	61,067	$ 32		$ 2,614	$ 213,624	$ (148,275)	$ (6,928)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Equity and temporary equity, conversion of preferred shares	0
Total equity and temporary equity at end of period at Dec. 31, 2020	$ 61,067